Offerings - Offering: 1	Dec. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares (no par value per share)
Amount Registered | shares	149,117,000
Maximum Aggregate Offering Price	$ 3,127,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 431,904.99
Rule 457(f)	true
Amount of Securities Received | shares	82,000,000
Value of Securities Received, Per Share	38.75
Value of Securities Received	$ 3,177,500,000.00
Cash Consideration Paid	50,020,000.00
Fee Note MAOP	$ 3,127,480,000.00
Offering Note	This registration statement relates to the registration of the maximum number of common shares, no par value per share, of Rayonier Inc. ("Rayonier", and such shares, the "Rayonier common shares") estimated to be issuable by Rayonier pursuant to the merger described in this registration statement and the Agreement and Plan of Merger, dated as of October 13, 2025, as may be amended from time to time (the "merger agreement"), by and among Rayonier, PotlatchDeltic Corporation ("PotlatchDeltic") and Redwood Merger Sub, LLC ("merger sub"). (2) The number of Rayonier common shares being registered is based on the product of an estimate of the maximum number of shares of common stock, par value $1.00 per share, of PotlatchDeltic ("PotlatchDeltic common stock") outstanding as of December 5, 2025 or issuable or expected to be converted or exchanged (including in respect of PotlatchDeltic's equity awards) in connection with the merger of PotlatchDeltic with and into merger sub pursuant to the merger agreement (the "merger"), collectively equal to 82,000,000, multiplied by the adjusted exchange ratio of 1.8185 Rayonier common shares for each share of PotlatchDeltic common stock. (3) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(f)(1), 457(f)(3) and 457(c) promulgated thereunder. The maximum aggregate offering price is (i) (A) the average of the high and the low sale prices of PotlatchDeltic common stock as reported on the Nasdaq Global Select Market on December 4, 2025 ($38.75 per share), multiplied by (B) the estimated maximum number of shares of PotlatchDeltic common stock that may be converted or exchanged (including in respect of PotlatchDeltic's equity awards) in the merger for the securities being registered (82,000,000) minus (ii) $50,020,000, which is the aggregate amount of cash estimated to be paid by Rayonier in exchange for the cancellation of such shares of PotlatchDeltic common stock in the merger.